Fair value measurements	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Fair value measurements

Assets and liabilities that are measured at fair value on a recurring basis
The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities that are measured at fair value on a recurring basis:

		At December 31,
		2019				2018
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at FVOCI	13	€3	€21	€13	€37	€3	€15	€13	€31
Debt securities and equity instruments measured at FVPL	13	277	—	15	292	270	—	3	273
Derivative financial assets	16	—	98	—	98	—	256	41	297
Collateral deposits	13	42	—	—	42	61	—	—	61
Receivables from financing activities	15	—	—	580	580	—	—	973	973
Trade receivables	15	—	19	—	19	—	65	—	65
Other receivables	15	—	—	69	69	—	—	—	—
Money market securities	17	2,293	—	—	2,293	4,352	—	—	4,352
Total Assets		€2,615	€138	€677	€3,430	€4,686	€336	€1,030	€6,052
Derivative financial liabilities	16	—	318	—	318	—	205	2	207
Total Liabilities		€—	€318	€—	€318	€—	€205	€2	€207

The fair value of derivative financial assets and liabilities is measured by taking into consideration market parameters at the balance sheet date and using valuation techniques widely accepted in the financial business environment, as described below:

•
the fair value of forward contracts, swaps and options hedging currency risk is determined by using valuation techniques common in the financial markets and taking market parameters at the balance sheet date (in particular, exchange rates, interest rates and volatility rates);

•	the fair value of interest rate swaps and forward rate agreements is determined by taking the prevailing interest rates at the balance sheet date and using the discounted expected cash flow method;

•	the fair value of combined interest rate and currency swaps is determined using the exchange and interest rates prevailing at the balance sheet date and the discounted expected cash flow method; and

•
the fair value of swaps and options hedging commodity price risk is determined by using valuation techniques common in the financial markets and taking market parameters at the balance sheet date (in particular, underlying prices, interest rates and volatility rates).

The fair value of money market securities is also based on available market quotations. Where appropriate, the fair value of cash equivalents is determined with discounted expected cash flow techniques using observable market yields (categorized as Level 2).
The fair value of Receivables from financing activities, which are classified in Level 3 of the fair value hierarchy, has been estimated using discounted cash flow models. The most significant inputs used in this measurement are market discount rates that reflect conditions applied in various reference markets on receivables with similar characteristics, adjusted in order to take into account the credit risk of the counterparties.
The fair value of Other receivables, which relates to the contingent consideration receivable from the sale of Magneti Marelli (refer to Note 3, Scope of consolidation), is classified in Level 3 of the fair value hierarchy and has been estimated using discounted cash flow models. The most significant inputs used in this measurement are market discount rates.
For assets and liabilities recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period. In 2019, €14 million of derivative financial assets and liabilities were transferred from Level 3 to Level 2 in the fair value hierarchy primarily as a result of a change in valuation input for certain precious metals to utilize observable inputs.
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2019	€973	€16	€39	€—
Gains/(Losses) recognized in Consolidated Income Statement	—	1	56	(1)
Losses recognized in Other comprehensive income/(loss)	—	—	(15)	—
Issues/Settlements	(393)	—	(66)	70
Purchases/Sales	—	11	—	—
Transfers from Level 3	—	—	(14)	—
At December 31, 2019	€580	€28	€—	€69

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2018	€700	€45	€29	€—
Gains/(Losses) recognized in Consolidated Income Statement	—	(1)	30	—
Gains recognized in Other comprehensive income/(loss)	—	—	9	—
Issues/Settlements	273	—	(29)	—
Transfers to Assets/(Liabilities) held for sale	—	(28)	—	—
At December 31, 2018	€973	€16	€39	€—

The gains/(losses) included in the Consolidated Income Statements were recognized within Cost of revenues. Of the total gains/(losses) recognized in Other comprehensive income, €15 million was recognized within Cash flow reserves and no amounts were recognized within Currency translation differences.
Assets and liabilities not measured at fair value on recurring basis
The carrying value of debt securities measured at amortized cost, financial receivables, current receivables and payables is a reasonable approximation of fair value as the present value of future cash flows does not differ significantly from the carrying amount.
The carrying value of Cash at banks and Other cash equivalents usually approximates fair value due to the short maturity of these instruments (refer to Note 17, Cash and cash equivalents).
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2019		2018
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,737	€1,736	€1,681	€1,682
Retail financing		613	608	601	584
Finance lease		3	3	3	3
Other receivables from financing activities		222	222	356	355
Total Receivables from financing activities(1)	15	€2,575	€2,569	€2,641	€2,624

Asset backed financing		€151	€151	€457	€457
Notes		6,392	6,900	7,825	8,152
Borrowings from banks & Other debt		4,718	4,724	5,985	5,968
Lease liabilities		1,640	1,640	261	261
Total Debt	21	€12,901	€13,415	€14,528	€14,838

______________________________________________________________________________________________________________________________
(1) Amount excludes receivables measured at FVPL
The fair value of Receivables from financing activities, which are categorized within Level 3 of the fair value hierarchy, has been estimated with discounted cash flows models. The most significant inputs used in this measurement are market discount rates that reflect conditions applied in various reference markets on receivables with similar characteristics, adjusted in order to take into account the credit risk of the counterparties.
Notes that are traded in active markets for which close or last trade pricing is available are classified within Level 1 of the fair value hierarchy. Notes for which such prices are not available are valued at the last available price or based on quotes received from independent pricing services or from dealers who trade in such securities and are categorized as Level 2. At December 31, 2019, €6,893 million and €7 million of notes were classified within Level 1 and Level 2, respectively. At December 31, 2018, €8,145 million and €7 million of notes were classified within Level 1 and Level 2, respectively.
The fair value of Other debt included in Level 2 of the fair value hierarchy has been estimated using discounted cash flow models. The main inputs used are year-end market interest rates, adjusted for market expectations of the Group’s non-performance risk implied in quoted prices of traded securities issued by the Group and existing credit derivatives on Group liabilities. The fair value of Other debt that requires significant adjustment using unobservable inputs is categorized within Level 3. At December 31, 2019, €3,865 million and €859 million of Other Debt was classified within Level 2 and Level 3, respectively. At December 31, 2018, €5,241 million and €988 million of Other Debt was classified within Level 2 and Level 3, respectively.
The fair value of Lease liabilities classified within Level 3 of the fair value hierarchy has been estimated using discounted cash flow models that require significant adjustments using unobservable inputs. At December 31, 2019, €1,640 million of Lease liabilities were classified within Level 3, of which €75 million were previously classified within Level 2. At December 31, 2018, €75 million and €186 million of Lease liabilities were classified within Level 2 and Level 3, respectively.